Net Income Per Common Share Net Income Per Common Share (Tables)	3 Months Ended
Mar. 29, 2015
Earnings Per Share [Abstract]
Schedule of Earnings Per Share, Reconciliation from Basic to Diluted Shares
The following are reconciliations of the number of common shares outstanding used to calculate basic earnings per share to those shares used to calculate diluted earnings per share:

	March 29, 2015	March 30, 2014
	(In millions)
Net income for basic and diluted earnings per share	$96	$15

Average common shares outstanding-basic	851	850
Effect of dilutive securities:
Stock options, restricted stock and the global stock purchase plan	48	46
Average common shares outstanding-diluted	899	896